Hedge Accounting - Schedule of Changes in Other Comprehensive Income Related to Hedge Accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Other Comprehensive Income Related to Hedge Accounting [Abstract]
Beginning Balance	$ 1,868
Gain arising on changes in fair value of hedging instruments	11,902	2,715
Income tax related to gains recognized in other comprehensive income	(1,428)	(326)
Gain reclassified to profit or loss	(7,842)	(592)
Income tax related to amount reclassified to profit or loss	941	71
Ending balance	$ 5,441	$ 1,868